Foreign Exchange Gains and Losses - Summary of Information about Foreign Exchange Gains and Losses (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Foreign Exchange Gains and Losses [Abstract]
Foreign exchange loss, net	$ (2)	$ (2,104)